Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Insurance reserves	$ 1,677	$ 49,117
Net unrealized loss on securities	56,805	0
Other	465	398
Deferred tax assets	58,947	49,515
Deferred tax liabilities:
Deferred policy acquisition cost	15,078	8,639
Net unrealized gain on securities	0	36,834
Investments	4,149	9,381
Deferred tax liabilities	19,227	54,854
Net deferred tax asset (liability)		$ (5,339)
Net deferred tax asset (liability)	$ 39,720